BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ASSET MANAGEMENT - 2.7%
21,007	T Rowe Price Group, Inc.	$2,227,582

	AUTOMOTIVE - 2.8%
206,087	Ford Motor Company	2,306,114

	BANKING - 9.6%
181,017	Huntington Bancshares, Inc.	2,709,825
62,903	Truist Financial Corporation	2,796,668
55,623	US Bancorp	2,627,074
		8,133,567
	BIOTECH & PHARMA - 3.3%
34,728	Gilead Sciences, Inc.	2,743,512

	CHEMICALS - 6.0%
43,562	Dow, Inc.	2,334,052
41,439	FMC Corporation	2,676,130
		5,010,182
	CONTAINERS & PACKAGING - 3.7%
63,921	International Paper Company	3,095,055

	DIVERSIFIED INDUSTRIALS - 4.1%
25,669	3M Company	3,457,358

	ELECTRIC UTILITIES - 20.0%
29,622	American Electric Power Company, Inc.	2,970,493
50,429	Dominion Energy, Inc.	2,818,981
24,018	Duke Energy Corporation	2,736,851
33,554	Edison International	2,920,205
22,281	Entergy Corporation	2,689,094
28,963	WEC Energy Group, Inc.	2,694,428
		16,830,052
	FOOD - 7.0%
78,154	Conagra Brands, Inc.	2,438,405

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	FOOD - 7.0% (Continued)
42,702	Kellanova	$3,442,207
		5,880,612
	GAS & WATER UTILITIES - 3.6%
90,017	NiSource, Inc.	2,975,962

	HEALTH CARE REIT - 3.4%
128,518	Healthpeak Properties, Inc.	2,863,381

	HOUSEHOLD PRODUCTS - 3.1%
17,862	Kimberly-Clark Corporation	2,583,917

	INFRASTRUCTURE REIT - 3.3%
24,532	Crown Castle, Inc.	2,748,075

	INSURANCE - 3.4%
23,152	Prudential Financial, Inc.	2,805,096

	OIL & GAS PRODUCERS - 7.0%
129,638	Kinder Morgan, Inc.	2,796,292
32,728	ONEOK, Inc.	3,022,758
		5,819,050
	RETAIL REIT - 3.2%
43,610	Realty Income Corporation	2,708,617

	TECHNOLOGY HARDWARE - 3.4%
78,911	HP, Inc.	2,855,000

	TELECOMMUNICATIONS - 6.0%
138,107	AT&T, Inc.	2,748,329
55,183	Verizon Communications, Inc.	2,305,546
		5,053,875

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TOBACCO & CANNABIS - 3.7%
57,215	Altria Group, Inc.	$3,076,451

	TOTAL COMMON STOCKS (Cost $67,062,813)	$83,173,458

	TOTAL INVESTMENTS - 99.3% (Cost $67,062,813)	$83,173,458
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	546,479
	NET ASSETS - 100.0%	$83,719,937

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8%
	AEROSPACE & DEFENSE - 3.5%
5,380	Lockheed Martin Corporation	$3,056,378

	AUTOMOTIVE - 3.0%
12,128	Tesla, Inc.(a)	2,596,726

	BEVERAGES - 3.0%
15,273	PepsiCo, Inc.	2,640,396

	BIOTECH & PHARMA - 2.9%
50,762	Bristol-Myers Squibb Company	2,535,562

	E-COMMERCE DISCRETIONARY - 3.4%
17,078	Amazon.com, Inc.(a)	3,048,422

	ELECTRICAL EQUIPMENT - 2.9%
34,654	Fortive Corporation	2,578,258

	HEALTH CARE FACILITIES & SERVICES - 3.3%
4,970	UnitedHealth Group, Inc.	2,933,293

	HOME CONSTRUCTION - 3.4%
36,839	Masco Corporation	2,930,911

	HOUSEHOLD PRODUCTS - 3.1%
124,368	Kenvue, Inc.	2,729,878

	INSTITUTIONAL FINANCIAL SERVICES - 3.1%
12,450	CME Group, Inc.	2,685,963

	INTERNET MEDIA & SERVICES - 14.6%
16,993	Alphabet, Inc., Class A	2,776,316
6,636	Meta Platforms, Inc., Class A	3,459,413
5,211	Netflix, Inc.(a)	3,654,735

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	INTERNET MEDIA & SERVICES - 14.6% (Continued)
39,359	Uber Technologies, Inc.(a)	$2,878,324
		12,768,788
	LEISURE FACILITIES & SERVICES - 2.7%
8,116	McDonald’s Corporation	2,342,765

	MEDICAL EQUIPMENT & DEVICES - 3.1%
4,350	Thermo Fisher Scientific, Inc.	2,675,555

	OIL & GAS PRODUCERS - 3.4%
23,093	EOG Resources, Inc.	2,974,840

	SEMICONDUCTORS - 12.8%
42,810	NVIDIA Corporation	5,110,229
16,679	QUALCOMM, Inc.	2,923,829
23,134	Teradyne, Inc.	3,163,112
		11,197,170
	SOFTWARE - 20.7%
4,149	Adobe, Inc.(a)	2,383,227
10,622	Autodesk, Inc.(a)	2,744,725
6,439	Microsoft Corporation	2,685,964
7,368	Palo Alto Networks, Inc.(a)	2,672,521
3,345	ServiceNow, Inc.(a)	2,859,975
12,694	Snowflake, Inc.(a)	1,450,036
5,649	Tyler Technologies, Inc.(a)	3,320,878
		18,117,326
	TECHNOLOGY HARDWARE - 3.3%
12,689	Apple, Inc.	2,905,781

	TECHNOLOGY SERVICES - 3.0%
9,415	Visa, Inc., Class A	2,602,024

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	TELECOMMUNICATIONS - 3.6%
15,779	T-Mobile US, Inc.	$3,135,603

	TOTAL COMMON STOCKS (Cost $71,350,644)	$86,455,639

	TOTAL INVESTMENTS - 98.8% (Cost $71,350,644)	$86,455,639
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	1,011,445
	NET ASSETS - 100.0%	$87,467,084

(a)	Non-income producing security.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 2.4%
11,092	Boeing Company (The)(a)	$1,927,124

	APPAREL & TEXTILE PRODUCTS - 2.3%
21,827	NIKE, Inc., Class B	1,818,626

	BANKING - 12.1%
77,919	Bank of America Corporation	3,175,199
15,379	JPMorgan Chase & Company	3,457,199
52,712	Wells Fargo & Company	3,082,071
		9,714,469
	BEVERAGES - 3.4%
38,261	Coca-Cola Company (The)	2,772,775

	BIOTECH & PHARMA - 6.0%
14,535	Johnson & Johnson	2,410,775
84,603	Pfizer, Inc.	2,454,333
		4,865,108
	CABLE & SATELLITE - 2.5%
51,111	Comcast Corporation, Class A	2,022,462

	DIVERSIFIED INDUSTRIALS - 3.0%
11,569	Honeywell International, Inc.	2,405,311

	ELECTRIC UTILITIES - 4.2%
42,058	NextEra Energy, Inc.	3,386,090

	ELECTRICAL EQUIPMENT - 3.2%
27,612	Otis Worldwide Corporation	2,614,580

	ENTERTAINMENT CONTENT - 2.9%
25,767	Walt Disney Company (The)	2,328,822

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.2%
31,373	CVS Health Corporation	$1,795,791

	HEALTH CARE REIT - 3.8%
25,515	Welltower, Inc.	3,079,150

	INSTITUTIONAL FINANCIAL SERVICES - 4.4%
6,913	Goldman Sachs Group, Inc. (The)	3,527,358

	INSURANCE - 3.6%
6,189	Berkshire Hathaway, Inc., Class B(a)	2,945,469

	LEISURE FACILITIES & SERVICES - 3.0%
25,779	Starbucks Corporation	2,437,920

	MEDICAL EQUIPMENT & DEVICES - 9.4%
10,162	Becton Dickinson and Company	2,463,370
10,374	Danaher Corporation	2,793,822
19,951	Zimmer Biomet Holdings, Inc.	2,303,542
		7,560,734
	METALS & MINING - 4.5%
68,357	Newmont Corporation	3,649,580

	OIL & GAS PRODUCERS - 6.7%
16,831	Chevron Corporation	2,490,146
24,489	Exxon Mobil Corporation	2,888,233
		5,378,379
	RETAIL - CONSUMER STAPLES - 3.2%
48,610	Kroger Company (The)	2,586,538

	SOFTWARE - 2.7%
8,603	Salesforce, Inc.	2,175,699

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY HARDWARE - 2.9%
46,564	Cisco Systems, Inc.	$2,353,345

	TECHNOLOGY SERVICES - 10.7%
32,836	Cognizant Technology Solutions Corporation, Class A	2,553,656
41,752	Fidelity National Information Services, Inc.	3,442,451
36,978	PayPal Holdings, Inc.(a)	2,678,317
		8,674,424

	TOTAL COMMON STOCKS (Cost $69,362,909)	80,019,754

	TOTAL INVESTMENTS - 99.1% (Cost $69,362,909)	$80,019,754
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	763,306
	NET ASSETS - 100.0%	$80,783,060

(a)	Non-income producing security.

BROOKSTONE INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	FIXED INCOME - 99.8%
213,283	iShares 1-5 Year Investment Grade Corporate Bond	$11,161,099
95,211	iShares 3-7 Year Treasury Bond ETF	11,303,450
118,089	iShares 7-10 Year Treasury Bond ETF	11,462,899
225,512	Schwab Intermediate-Term U.S. Treasury ETF	11,320,702
392,628	SPDR Portfolio Intermediate Term Treasury ETF	11,323,392
		56,571,542

	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,002,357)	56,571,542

	TOTAL INVESTMENTS - 99.8% (Cost $54,002,357)	$56,571,542
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	85,877
	NET ASSETS - 100.0%	$56,657,419

BROOKSTONE ULTRA-SHORT BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	FIXED INCOME - 98.3%
117,900	Invesco Short Term Treasury ETF	$12,451,419
123,380	iShares 0-3 Month Treasury Bond ETF	12,429,301
520,220	iShares iBonds Dec 2024 Term Treasury ETF	12,490,483
135,400	SPDR Bloomberg 1-3 Month T-Bill ETF	12,432,428
124,820	SPDR Bloomberg 3-12 Month T-Bill ETF	12,420,838
		62,224,469

	TOTAL EXCHANGE-TRADED FUNDS (Cost $62,054,510)	62,224,469

	TOTAL INVESTMENTS - 98.3% (Cost $62,054,510)	$62,224,469
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	1,091,231
	NET ASSETS - 100.0%	$63,315,700

BROOKSTONE ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.2%
	EQUITY - 64.4%
125,904	SPDR Portfolio S&P 500 ETF	$8,344,917
107,070	SPDR Portfolio S&P 500 Growth ETF	8,645,902
152,736	SPDR Portfolio S&P 500 Value ETF	8,029,332
		25,020,151
	FIXED INCOME - 33.8%
63,468	iShares 0-3 Month Treasury Bond ETF	6,393,766
259,806	SPDR Portfolio Aggregate Bond ETF	6,723,780
		13,117,546

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,637,510)	38,137,697

	TOTAL INVESTMENTS - 98.2% (Cost $32,637,510)	$38,137,697
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	690,622
	NET ASSETS - 100.0%	$38,828,319

BROOKSTONE OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.2%
	EQUITY - 64.6%
40,535	Invesco Nasdaq 100 ETF	$7,948,104
17,545	SPDR Dow Jones Industrial Average ETF Trust	7,302,404
15,004	Vanguard S&P 500 ETF	7,772,672
		23,023,180
	FIXED INCOME - 33.6%
59,532	iShares 0-3 Month Treasury Bond ETF	5,997,254
65,340	SPDR Bloomberg 1-3 Month T-Bill ETF	5,999,518
		11,996,772

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,694,714)	35,019,952

	TOTAL INVESTMENTS - 98.2% (Cost $30,694,714)	$35,019,952
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	654,139
	NET ASSETS - 100.0%	$35,674,091

BROOKSTONE YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.3%
	EQUITY - 40.5%
121,455	JPMorgan Equity Premium Income ETF	$7,145,198
122,493	JPMorgan Nasdaq Equity Premium Income ETF	6,624,421
		13,769,619
	FIXED INCOME - 59.8%
319,017	Invesco Senior Loan ETF	6,721,688
69,570	Janus Henderson B-BBB CLO ETF	3,407,539
127,118	Panagram Bbb-B Clo Etf	3,425,830
162,886	SPDR Blackstone Senior Loan ETF	6,816,779
		20,371,836

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,981,076)	34,141,455

	TOTAL INVESTMENTS - 100.3% (Cost $32,981,076)	$34,141,455
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(114,494)
	NET ASSETS - 100.0%	$34,026,961